Inome Taxes (Income Tax Provision) (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Current:
Federal	$ 42,453	$ 70,046
State	14,528	800
Foreign	519,910	300,727
Total current income tax provision	576,891	371,573
Deferred:
Federal	(1,146,961)	(383,324)
State	(192,907)	(129,645)
Foreign	(83,002)	228,512
Total deferred tax provision (benefit)	(1,422,870)	(284,457)
(Benefit) provision for income taxes	$ (845,979)	$ 87,116